Acquisitions (Tables)	6 Months Ended
Jul. 31, 2024
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

	OCR	ASD	BoxTop	Total
Purchase price consideration:
Cash, net of cash acquired related to OCR ($5,743), ASD ($2,475) and BoxTop ($1,012)	82,659	58,945	12,111	153,715
Consideration payable	190	3,577	—	3,767
Net working capital adjustments (receivable) / payable	(340)	695	62	417
	82,509	63,217	12,173	157,899
Allocated to:
Current assets, excluding cash acquired	4,265	4,572	56	8,893
Deferred income tax asset	77	—	—	77
Right-of-use Assets	59	—	186	245
Other long-term assets	13	6	1	20
Current liabilities	(1,073)	(627)	(405)	(2,105)
Deferred revenue	(9,755)	(367)	(454)	(10,576)
Lease obligations	(59)	—	(186)	(245)
Deferred income tax liability	(13,107)	(3,319)	(1,743)	(18,169)
Net tangible assets (liabilities) assumed	(19,580)	265	(2,545)	(21,860)

Finite life intangible assets acquired:
Customer agreements and relationships	24,200	12,247	2,926	39,373
Existing technology	25,000	14,377	3,944	43,321
Trade names	1,500	298	25	1,823
Non-compete covenants	600	426	76	1,102
Goodwill	50,789	35,604	7,747	94,140
	82,509	63,217	12,173	157,899

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	OCR	ASD	BoxTop
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	10 years	3-6 years	2 years
Non-compete covenants	5 years	5 years	5 years

Schedule of business acquisition on pro forma information

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Revenue	163,781	150,565	320,842	296,367
Net income	34,709	27,206	69,028	54,890
Earnings per share
Basic	0.41	0.32	0.81	0.65
Diluted	0.40	0.31	0.79	0.63